Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Securitizations and Variable Interest Entities [Abstract]
Transfers with Continuing Involvement
Table 16.1 presents information about transfers of assets during the periods presented for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets and securities. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Transfers of residential mortgage loans are transactions with the GSEs or GNMA and generally result in no gain or loss because the loans are typically measured at fair value on a recurring basis. Transfers of commercial mortgage loans include both transactions with the GSEs or GNMA and nonconforming transactions. These commercial mortgage loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 16.1: Transfers with Continuing Involvement

	Year ended December 31,
	2024		2023		2022
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$8,303	18,132	13,823	8,872	75,582	13,735
Proceeds from transfer (1)	8,303	18,321	13,823	9,017	75,634	13,963
Net gains (losses) on sale	—	189	—	145	52	228

Continuing involvement (2):
Servicing rights recognized	$87	81	157	73	966	128
Securities recognized (3)	—	167	—	94	2,062	189
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $4.2 billion, $6.0 billion, and $19.0 billion, during the years ended December 31, 2024, 2023 and 2022, respectively.

Residential MSRs – Assumptions at Securitization Date
Table 16.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.
Table 16.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2024	2023	2022
Prepayment rate (1)	16.5%	16.8	12.4
Discount rate	10.0	9.7	8.0
Cost to service ($ per loan)	$148	178	110
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Sold or Securitized Loans Serviced for Others
Table 16.3 presents information about loans that we have originated and sold or securitized in which we have ongoing involvement as servicer. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Table 16.3 excludes mortgage loans sold to and held or securitized by GSEs or GNMA of $528.1 billion and $592.5 billion at December 31, 2024 and 2023, respectively. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. Delinquent loans and foreclosed assets related to loans sold to and held or securitized by GSEs and GNMA were $2.4 billion and $3.4 billion at December 31, 2024 and 2023, respectively.
Table 16.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023	2024	2023
Commercial (2)	$72,468	67,232	1,467	1,000	54	114
Residential	7,362	8,311	340	393	10	19
Total off-balance sheet sold or securitized loans	$79,830	75,543	1,807	1,393	64	133
(1)Includes $258 million and $163 million of commercial foreclosed assets and $18 million and $22 million of residential foreclosed assets at December 31, 2024 and 2023, respectively.
(2)In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect commercial loans serviced for others to be reduced.

Unconsolidated VIEs
Table 16.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 16.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 16.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2024
Nonconforming mortgage loan securitizations (3)	$165,218	—	2,203	—	512	(4)	2,711
Commercial real estate loans	5,289	5,275	—	—	14	—	5,289
Other	1,186	67	—	—	10	—	77
Total	$171,693	5,342	2,203	—	536	(4)	8,077
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,203	—	512	4	2,719
Commercial real estate loans		5,275	—	—	14	695	5,984
Other		67	—	—	10	157	234
Total		$5,342	2,203	—	536	856	8,937
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2023
Nonconforming mortgage loan securitizations (3)	$154,730	—	2,471	—	591	(8)	3,054
Commercial real estate loans	5,588	5,571	—	—	17	—	5,588
Other	1,898	213	—	47	17	—	277
Total	$162,216	5,784	2,471	47	625	(8)	8,919
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,471	—	591	8	3,070
Commercial real estate loans		5,571	—	—	17	700	6,288
Other		213	—	47	17	158	435
Total		$5,784	2,471	47	625	866	9,793
(1)Includes $298 million and $301 million of securities classified as trading at December 31, 2024 and 2023, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
(3)In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect nonconforming mortgage loan securitizations to be reduced as we will no longer have continuing involvement in the form of servicing.

Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments
Table 16.5 summarizes the impacts to our consolidated statement of income related to our affordable housing and renewable energy equity investments.
Table 16.5: Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (1)

		Year ended December 31,
(in millions)		2024	2023	2022
Income (loss) before income tax expense (2)	(A)	$(66)	(634)	(473)
Income tax expense (benefit):
Proportional amortization of investments		2,971	1,650	1,549
Income tax credits and other income tax benefits		(3,990)	(3,176)	(2,854)
Net expense (benefit) recognized within income tax expense	(B)	(1,019)	(1,526)	(1,305)
Net income related to affordable housing and renewable energy tax credit investments	(A)-(B)	$953	892	832
(1)Includes the impacts for affordable housing and renewable energy tax credit investments, which are accounted for using either the proportional amortization method or the equity method. Prior period balances do not reflect accounting changes related to our adoption of ASU 2023-02, effective January 1, 2024. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)The balance predominantly relates to equity method losses from renewable energy tax credit investments, which are recorded in other noninterest income on our consolidated statement of income.

Transactions with Consolidated VIEs
Table 16.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recognized on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 16.6: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	All other assets (1)	Long-term debt	Accrued expenses and other liabilities
December 31, 2024
Commercial and industrial loans and leases	$1,737	1,570	167	—	(118)
Credit card securitizations	9,803	9,615	25	(2,240)	(5)
Other	479	—	479	—	(1)
Total consolidated VIEs	$12,019	11,185	671	(2,240)	(124)
December 31, 2023
Commercial and industrial loans and leases	$7,579	4,880	203	—	(115)
Credit card securitizations	—	—	—	—	—
Other	232	—	232	—	—
Total consolidated VIEs	$7,811	4,880	435	—	(115)
(1)All other assets includes loans held for sale and other assets.